SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On November 16, 2023, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued and sold to the investor, in a private placement, (i) a senior secured convertible note (the “Note”) in the principal amount of $2,500,000, for a purchase price of $2,000,000 (reflecting a 20% original issue discount), and warrants to purchase shares of common stock of the Company.

Interest on the Note will accrue commencing on the earlier of the maturity date or upon an event of default, at the annual rate of 20%, due the first day of each calendar month following such date. The Note will mature at the earlier of (i) May 16, 2024 (six months from the issuance date) and (ii) the occurrence of a Liquidity Event (as defined in the Note), provided that the Company may extend the maturity date to August 16, 2024. The Note is secured by all of the Company’s assets pursuant to a security agreement between the Company and the investor. The Note will be convertible into common stock commencing on the maturity date, at a conversion price equal to the product of (x) the Liquidity Event Price (as defined in the Note) and (y) 0.70 (or 0.60 if the Company has extended the maturity date), provided however, that if no Liquidity Event has occurred by the maturity date then the conversion price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis. In addition, the Company will have the right to effect conversion of the Note if, at the time (a) a Liquidity Event has occurred and (b) the underlying shares are registered for resale.

The Warrants will be exercisable into the number the shares of common stock obtained by dividing 100% of the original principal amount of the Note by (ii) the Liquidity Event Price (as defined in the Note); provided, however, that if no Liquidity Event has occurred by the maturity date, then such percentage will be 150%. The Warrants will be exercisable for a period of five years and have an exercise price equal to the Liquidity Event Price provided however, that if no Liquidity Event has occurred by the maturity date then the exercise price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis.

In connection with the Purchase Agreement, the Company entered into a registration rights agreement with the investor (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement for the resale of the shares underlying the Note and the Warrants with the Securities and Exchange Commission within 30 days of execution of the Registration Rights Agreement and to have such registration statement declared effective by the maturity date of the Note.

On November 16, 2023, the Company entered into a consulting agreement (the “Consulting Agreement”) with Alchemy Advisory LLC, pursuant to which the Company engaged Alchemy as a strategy business consultant for a term of six months. Pursuant to the Consulting Agreement, the Company paid Alchemy a fee of $50,000 and agreed to pay Alchemy an additional fee of $50,000 upon the Company’s initial public offering or direct listing of the Company’s common stock. In addition to such cash fees, the Company agreed to issue to Alchemy, 20,000 shares of common stock; provided that in the event that the initial public offering or direct listing price per share is less than $15 then the number shares of common stock will equal $300,000 (valued based on the initial public offering or direct listing price).

NOTE 12 - SUBSEQUENT EVENTS

On January 6, 2023, the Company sold $405,000 of its 8% Convertible Promissory Notes (the “Notes”) and common stock purchase warrants (“Warrants”) to five (5) investors. The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (“Purchase Agreement”) entered into with each investor.

The Notes bear interest at the rate of eight per cent per year and are payable solely in shares of the Company’s common stock. The Notes may be converted at any time at the option of the holder and are payable in full at the earliest of (i) the completion of a “Qualified Financing,” as defined below, (ii) a change in control, (iii) in the event of default, or (iv) the maturity date, which is five years from the date of issuance. A Qualified Financing is defined in the Purchase Agreement as any financing completed after the date of issuance of the Notes involving the sale of the Company’s equity securities primarily for capital raising purposes resulting in gross proceeds to the Company of at least $5 million. Upon completion of a Qualified Financing, each Convertible Note is convertible into the securities issued in such financing (the “Qualified Financing Securities”) in an amount determined by dividing (i) the outstanding principal on the Note plus all accrued interest by (ii) the lessor of (x) the “Discounted Qualified Financing Price” and (y) the “Capped Price.” In the event of a change in control or default, voluntary conversion or upon maturity, each Note is convertible into that number of shares of the Company’s common stock that equals (i) the outstanding principal amount of the Note plus any accrued but unpaid interest, divided by (ii) the Capped Price.

The Discounted Qualified Financing Price is defined as the per share price at which the shares of the Qualified Financing Securities are sold in such Qualified Financing as determined for accounting purposes under GAAP, multiplied by 0.75. The Capped Price is the per share price implied by a fully-diluted (on an as-converted to common stock basis), pre-money valuation of $200,000,000 for the Company.

Each Warrant issued by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the Convertible Note plus all accrued and unpaid interest thereon at the time of conversion multiplied by .25, by (ii) the quotient of the Discounted Qualified Financing Price divided by .75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the Convertible Note plus all accrued and unpaid interest thereon at the time of the Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the Warrant. In each case, the Warrants are exercisable at a price of $16.25 per share for a period of five years.

Participation Rights. Each Note entitles the holder to purchase in a Qualified Financing an amount of Qualified Financing Securities (as defined above) up to 200% of the aggregate principal amount of the Notes subscribed for by such holder in this Offering.